CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 412,439		$ 391,371		$ 346,665
Other comprehensive income (loss), net of tax:
Unrealized gains (losses) on foreign currency hedging contracts	22,638	[1]	(3,505)	[1]	(20,439)	[1]
Unrealized gains (losses) on short-term interest-bearing investments	190	[2]	2,077	[2]	(756)	[2]
Unrealized gains (losses) on defined benefit plan	3,305	[3]	(4,417)	[3]	(413)	[3]
Other comprehensive income (loss), net of tax	26,133		(5,845)		(21,608)
Comprehensive income	$ 438,572		$ 385,526		$ 325,057

[1]	Net of tax (expense) benefit of $(7,413), $2,489 and $1,589 for the fiscal years ended September 30, 2013, 2012 and 2011, respectively
[2]	Net of tax (expense) benefit of $(49), $(40) and $24 for the fiscal years ended September 30, 2013, 2012 and 2011, respectively.
[3]	Net of tax (expense) benefit of $(1,196), $1,598 and $145 for the fiscal years ended September 30, 2013, 2012 and 2011, respectively.